Restatement Restated Consolidated Statements of Cash Flows (Details 4) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ 179	$ 224	$ (5)	$ 219	$ 398	$ 211	[1]	$ 854	[1]
Increase in other assets			(168)	(326)	(594)	(341)	[1]	(772)	[1]
Increase (decrease) in other liabilities			(418)	(415)	(214)	(626)	[1]	631	[1]
As Originally Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ 202	$ 240	11	251	453	290		938
Increase in other assets			(192)	(375)	(677)	(461)		(900)
Increase (decrease) in other liabilities			$ (410)	$ (398)	$ (186)	$ (585)		$ 675

[1]	Restated